UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3174
                                     --------

                            Touchstone Tax-Free Trust
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               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100    Cincinnati, OH 45202-4203
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(Address of principal executive offices)         (Zip code)


Registrant's telephone number, including area code: (513) 362-8000
                                                  ------------------------------

Date of fiscal year end:      06/30
                         ---------------------
Date of reporting period:    03/31/07
                         ---------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund - March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 67.0%

$  870,000      Broward Co FL Hlth Facs Rev (John Knox Village)                                    3.850      4/1/07   $    870,000
 1,000,000      Collier Co FL Edl Facs Auth Rev (Ave Maria)                                        3.800      4/1/07      1,000,000
   500,000      Manatee Co FL PCR (Florida Pwr & Light Co)                                         3.720      4/1/07        500,000
   400,000      OH St Air Quality Rev PCR (Ohio Edison)                                            3.800      4/1/07        400,000
   900,000      Putnam Co FL Dev Auth PCR (Florida Pwr & Light Co)                                 3.720      4/1/07        900,000
   300,000      Sarasota Co FL Pub Hosp (Sarasota Mem Hosp)                                        3.800      4/1/07        300,000
   250,000      Broward Co FL HFA MFH Rev (Jacaranda Village Apts)                                 3.660      4/4/07        250,000
 1,000,000      JEA FL Wtr & Swr Sys Rev Ser B                                                     3.650      4/4/07      1,000,000
   100,000      Lee Co FL HFA MFH Rev (Forestwood Apts)                                            3.670      4/4/07        100,000
   605,000      Marion Co FL HFA (Paddock Apts)                                                    3.650      4/4/07        605,000
   505,000      Pinellas Co FL Edl Facs Auth Rev (Shorecrest Prep)                                 3.660      4/4/07        505,000
   800,000      Volusia Co FL HFA MFH Rev (Anatole Apts)                                           3.650      4/4/07        800,000
   675,000      Duval Co FL HFA MFH Rev (Glades Apts)                                              3.650      4/5/07        675,000
   450,000      Duval Co FL HFA MFH Rev (Lighthouse Bay Apts)                                      3.650      4/5/07        450,000
    10,000      Gulf Breeze FL Loc Govt Loan Prog B                                                3.670      4/5/07         10,000
   350,000      Gulf Breeze FL Muni Bond Fund Ser A                                                3.670      4/5/07        350,000
   250,000      Hillsborough Co FL Rev (Carrollwood Day)                                           3.650      4/5/07        250,000
 1,000,000      Jacksonville FL Econ Dev Hlthcare Facs Rev                                         3.700      4/5/07      1,000,000
 1,000,000      Lexington-Fayette Co KY Urban Govt (Liberty Ridge)                                 3.750      4/5/07      1,000,000
 1,050,000      Miami-Dade Co FL Wtr & Swr Rev                                                     3.660      4/5/07      1,050,000
   100,000      Palm Beach Co FL Edl Facs Auth Rev (Atlantic College)                              3.680      4/5/07        100,000
   900,000      Palm Beach Co FL Rev (Henry Morrison Flagler)                                      3.660      4/5/07        900,000
   900,000      Palm Beach Co FL Rev (Morse Oblig Group)                                           3.670      4/5/07        900,000
   200,000      Seminole Co FL IDA (FL Living Nursing Ctr)                                         3.850      4/5/07        200,000
 1,000,000      Seminole Co FL IDA Rev (Master Academy)                                            3.670      4/5/07      1,000,000
   100,000      Univ of North FL Rev (Parking Sys)                                                 3.650      4/5/07        100,000
   930,000      Lee CO FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth)                                3.710      4/6/07        930,000
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                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $ 16,145,000
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                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 26.8%

$  100,000      Lee Co FL Hosp Rev Ser A Prerefunded @ 102                                         5.750      4/1/07   $    102,000
   200,000      St Lucie Co FL Pub Impt Rev Ser A ETM                                              4.800      4/1/07        200,000
   130,000      Virginia Beach VA UTGO                                                             4.750      4/1/07        130,000
   150,000      Phoenixville PA Area SD UTGO Prerefunded @ 100                                     4.950     5/15/07        150,233
   120,000      Virginia Comwlth Transn Rev U.S. Rte 58 Prerefunded @ 101                          5.000     5/15/07        121,390
   250,000      Dist of Columbia UTGO Ser A                                                        5.250      6/1/07        250,625
   100,000      Dist of Columbia UTGO Ser B2                                                       5.500      6/1/07        100,291
   100,000      Indiana St Dev Fin Auth Rev Park Tudor Prerefunded @ 102                           5.700      6/1/07        102,315
   100,000      University Cincinnati OH Gen Rcpts Ser AB Prerefunded @ 100                        5.375      6/1/07        100,294
   300,000      Mentor On The Lake OH LTGO BANS                                                    4.250     6/26/07        300,276
   200,000      FL St Dept Environmental Protection Preservation Rev Ser A                         5.000      7/1/07        200,706
   150,000      FL St Dept Trans UTGO Ser B Prerefunded @ 101                                      5.500      7/1/07        152,172
   150,000      FL St Tpk Auth Rev Dept of Trans Ser A                                             5.500      7/1/07        150,689

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Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 26.8% (CONTINUED)

$  175,000      FL St Tpk Auth Rev Ser A                                                           5.000      7/1/07   $    175,546
   300,000      LA Pub Facs Auth Hosp Rev Franciscan Missionaries Ser C                            5.250      7/1/07        301,201
   500,000      AMP OH Elect Rev BANS (Woodville Village)                                          4.350     7/19/07        500,363
   300,000      Alachua Co FL Pub Impt Rev Ser A                                                   4.000      8/1/07        300,328
   150,000      Hillsborough Co FL Util Ref Rev                                                    4.000      8/1/07        150,226
   400,000      AMP OH Elect Rev BANS (Carey Village)                                              4.400      8/2/07        400,327
   165,000      Broward Co FL Wtr & Swr Util Rev Ser B                                             4.000     10/1/07        165,280
   360,000      Kissimmee FL Util Auth Elec Sys Rev                                                5.000     10/1/07        362,340
   400,000      Tampa FL GTD Entitlement Rev                                                       6.000     10/1/07        404,811
   750,000      Pinellas Co FL Hlth Facs Auth Rev Baycare A1                                       5.000    11/15/07        756,160
   310,000      Tampa FL Hlth Catholic Hlth Sys East A1                                            5.500    11/15/07        313,506
   100,000      Springfield OH CSD UTGO                                                            4.100     12/1/07        100,265
   220,000      Willard OH Var Purp Impt LTGO BANS                                                 4.250     1/23/08        220,692
   250,000      Oak Creek-Franklin WS Joint SD UTGO BANS                                           4.250      2/1/08        250,319
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                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $  6,462,355
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                COMMERCIAL PAPER -- 4.1%

$1,000,000      Jacksonville FL Hlth Facs Auth Rev (Baptist Med Ctr)                               3.630      6/6/07   $  1,000,000
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                ADJUSTABLE RATE PUT BOND -- 3.1%

$  750,000      Putnam Co FL Dev Auth PCR (Seminole Elec Coop)                                     3.530      6/15/07  $    750,000
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                TOTAL INVESTMENT SECURITIES -- 101.0%
                (Amortized Cost $24,357,355)                                                                           $ 24,357,355

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%)                                                            (246,921)
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                   $ 24,110,434
====================================================================================================================================

See accompanying Notes to Portfolios of Investments.

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Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Insured Tax-Free Fund - March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 97.5%

$  149,812      Columbus OH Special Assessment GO                                                  5.050     4/15/08   $    151,842
 1,035,000      Reading OH Rev (St Mary's Ed Institute)                                            5.550      2/1/10      1,082,641
    55,500      Cuyahoga Co OH Mtg Rev (West Tech Apts)                                            5.100     9/20/10         55,398
 1,000,000      Hilliard OH CSD GO Prerefunded @ 101                                               5.750     12/1/10      1,081,290
   525,000      Kings OH LSD GO Prerefunded @ 101                                                  6.050     12/1/10        573,043
 1,000,000      Summit Co OH GO Prerefunded @ 101                                                  6.000     12/1/10      1,088,000
   145,000      Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                                            9.000      6/1/11        160,253
 1,000,000      Lorain Co OH Hosp Rev (Catholic Hlth)                                              5.625     10/1/11      1,071,890
 1,000,000      Hamilton Co OH Swr Sys Rev                                                         5.500     12/1/11      1,078,710
 1,000,000      Pickerington OH LSD UTGO Prerefunded @ 100                                         5.250     12/1/11      1,068,960
 1,750,000      Eaton OH CSD GO Prerefunded @ 101                                                  5.000     12/1/12      1,881,565
 1,000,000      Monroe OH LSD UTGO Prerefunded @ 100                                               5.000     12/1/12      1,067,050
 1,200,000      Ross Twp OH LSD UTGO Prerefunded @ 100                                             5.000     12/1/13      1,289,928
   660,000      West Chester Twp OH GO                                                             5.500     12/1/14        714,371
   400,000      Warren OH Wtr Wrks Rev                                                             5.500     11/1/15        435,172
   925,000      Buckeye Valley OH LSD GO                                                           6.850     12/1/15      1,045,583
   620,000      Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                                    7.400      1/1/16        717,743
 2,750,000      Little Miami OH LSD GO Prerefunded @ 100                                           5.000     12/1/16      3,007,812
 1,260,000      Cleveland OH Arpt Sys Rev                                                          5.125      1/1/17      1,283,688
 1,000,000      Lorain Co OH Hosp Rev (Catholic Hlth Partners)                                     5.500      9/1/19      1,056,450
 1,000,000      Lucas Co OH Hosp Rev (Promedica Hlth Grp)                                          5.625    11/15/19      1,053,430
 1,085,000      West Clermont OH LSD GO                                                            5.000     12/1/19      1,150,219
   850,000      West Chester Twp OH GO                                                             5.000     12/1/20        899,317
 1,210,000      Cincinnati OH Tech College Rev                                                     5.250     10/1/21      1,307,357
 1,185,000      Akron OH Impt GO                                                                   5.000     12/1/22      1,254,417
   765,000      Fairfield Co OH GO                                                                 5.000     12/1/22        806,846
   250,000      OH St Higher Ed Fac (Xavier Univ)                                                  5.000      5/1/23        263,515
 1,050,000      Harrison OH Wst Wtr Sys Rev                                                        5.250     11/1/23      1,130,966
 1,000,000      Akron OH Var Purp GO                                                               5.000     12/1/23      1,052,300
   450,000      Columbus OH TIF Rev (Polaris)                                                      4.750     12/1/23        464,882
   865,000      Fairfield Co OH GO                                                                 5.000     12/1/23        919,149
 1,480,000      Lakewood OH CSD GO                                                                 5.250     12/1/23      1,606,155
 1,000,000      OH St Higher Ed Fac Rev (Univ Dayton)                                              5.000     12/1/23      1,054,620
 2,000,000      South-Western CSD UTGO                                                             4.750     12/1/23      2,084,960
 1,000,000      Toledo OH CSD GO                                                                   5.000     12/1/23      1,058,580
 1,000,000      Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr)                                   5.000     5/15/24      1,047,520
   400,000      Springboro OH Swr Sys Rev                                                          5.000      6/1/24        421,892
   825,000      Parma OH GO                                                                        4.750     12/1/24        860,046
 1,000,000      Columbus OH Arpt Rev                                                               5.000      1/1/25      1,060,130
 1,040,000      Franklin Co OH Hosp Rev (Childrens Hosp)                                           5.000      5/1/25      1,094,319
   810,000      Big Walnut OH LSD GO                                                               5.000     12/1/25        856,421
 1,885,000      Kings OH LSD UTGO                                                                  5.000     12/1/25      1,998,967
   580,000      New Albany Plain OH LSD GO                                                         5.000     12/1/25        607,915
 1,000,000      Univ of Cincinnati OH General Rcpts                                                4.750      6/1/26      1,035,280

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Insured Tax-Free Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 97.5%
                (CONTINUED)

$1,500,000      Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                                 5.125     11/15/26  $  1,576,095
 1,995,000      Butler CO OH Trans Dist                                                            4.750      12/1/26     2,065,882
 1,085,000      Elyria OH Var Purp GO                                                              5.000      12/1/26     1,156,892
 1,090,000      Fairborn OH CSD GO                                                                 5.000      12/1/26     1,161,711
 3,000,000      OH St Higher Ed Fac Rev (Univ Dayton)                                              5.000      12/1/26     3,191,399
 2,100,000      Oregon OH CSD GO                                                                   5.000      12/1/27     2,221,002
 1,665,000      Wauseon OH Exempted Village SD GO                                                  4.750      12/1/27     1,726,106
   650,000      Univ of Cincinnati OH General Rcpts                                                5.000       6/1/28       694,311
 1,185,000      Delaware OH GO                                                                     5.000      12/1/28     1,262,546
   900,000      Licking Heights OH LSD GO                                                          6.400      12/1/28     1,159,533
 2,000,000      Mason OH Swr Sys Rev                                                               5.000      12/1/28     2,101,840
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                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 63,317,909
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                FLOATING & VARIABLE RATE DEMAND NOTE -- 0.3%

$  200,000      Univ of Akron OH General Rcpts                                                     3.650      1/1/29   $    200,000
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                TOTAL INVESTMENT SECURITIES -- 97.8%
                (Amortized Cost $60,980,492)                                                                           $ 63,517,909

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.2%                                                             1,409,421
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                   $ 64,927,330
====================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 68.7%

$2,030,000      Cuyahoga Co OH IDR (S&R Playhouse Rlty)                                            3.650      4/1/07   $  2,030,000
 4,050,000      Montgomery Co OH (Miami Valley Hosp)                                               3.770      4/1/07      4,050,000
 2,700,000      OH St Air Quality Rev PCR (OH Edison)                                              3.800      4/1/07      2,700,000
 1,240,000      OH St Higher Ed Fac (Case Western)                                                 3.820      4/1/07      1,240,000
   810,000      Centerville OH Healthcare (Bethany Luth Village)                                   3.700      4/4/07        810,000
 3,000,000      Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126                                         3.690      4/4/07      3,000,000
 1,545,000      Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn)                                    3.730      4/4/07      1,545,000
   400,000      Erie Co OH IDR (Toft Dairy Inc)                                                    3.730      4/4/07        400,000
   605,000      Hamilton Co OH Hlth Facs (St Aloysius Orphanage)                                   3.730      4/4/07        605,000
   300,000      Hamilton Co OH Hosp Facs Rev (Eliz Gamble)                                         3.650      4/4/07        300,000
 1,625,000      Hamilton Co OH Hosp Facs Rev (Hlth Alliance) Ser B                                 3.630      4/4/07      1,625,000
 3,800,000      Lake Co OH Hosp Facs Rev (Lake Hosp)                                               3.730      4/4/07      3,800,000
 1,510,000      Lorain Co OH IDR (EMH Regl Med Ctr)                                                3.730      4/4/07      1,510,000
 4,000,000      Middletown OH Dev Rev (Bishop-Fenwick HS)                                          3.730      4/4/07      4,000,000
 2,000,000      Montgomery Co OH EDR (Dayton Art Inst)                                             3.730      4/4/07      2,000,000
 2,050,000      OH Wtr Dev Auth Rev (Timken Company)                                               3.700      4/4/07      2,050,000
 2,000,000      Ohio St Air Quality Dev Auth Rev (FirstEnergy) Ser B                               3.700      4/4/07      2,000,000
   150,000      Orrville OH Hosp Facs Rev (Orrville Hosp Fdtn)                                     3.780      4/4/07        150,000
   800,000      Puerto Rico Elect Pwr Auth Tr Rcpts Ser SGA 43                                     3.630      4/4/07        800,000
 3,700,000      ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD)                             3.680      4/5/07      3,700,000
 5,000,000      ABN AMRO MuniTOPS Ctfs Tr 2006-4                                                   3.700      4/5/07      5,000,000
 4,040,000      Akron Bath Copley OH Hosp (Summa Hlth) B                                           3.680      4/5/07      4,040,000
   500,000      Ashtabula Co OH Hosp (Ashtabula Co Med Ctr)                                        3.680      4/5/07        500,000
 3,900,000      Athens Co OH Port Auth (Hsg for OH Univ)                                           3.700      4/5/07      3,900,000
 1,085,000      Butler Co OH Hosp Facs (Berkeley Sq Ret)                                           3.680      4/5/07      1,085,000
 2,500,000      Cambridge OH Hosp Facs Rev (SE OH Regl Med)                                        3.730      4/5/07      2,500,000
 2,000,000      Carroll Co OH Hlthcare Facs (St Johns Village)                                     3.730      4/5/07      2,000,000
 6,775,000      Clark Co OH MFH Rev (OH Masonic Home)                                              3.680      4/5/07      6,775,000
    90,000      Cochocton Co OH Hosp (Echoing Hills Village)                                       3.950      4/5/07         90,000
 5,700,000      Columbus OH Regl Arpt Auth Rev                                                     3.670      4/5/07      5,700,000
 1,390,000      Cuyahoga Co OH Civic Facs (West Side Ecumenical)                                   3.730      4/5/07      1,390,000
 4,160,000      Cuyahoga Co OH Cont Care Facs Rev                                                  3.650      4/5/07      4,160,000
 2,940,000      Delaware Co OH Hlth Facs (Sarah Moore Home)                                        3.800      4/5/07      2,940,000
 1,850,000      Franklin Co OH EDR (Dominican Sisters)                                             3.730      4/5/07      1,850,000
 1,195,000      Franklin Co OH Hlth Facs (Heinzerling Fndtn)                                       3.790      4/5/07      1,195,000
 4,385,000      Franklin Co OH Hlth Facs (Presbyterian)                                            3.670      4/5/07      4,385,000
   825,000      Franklin Co OH IDR (OH Girl Scout Council)                                         4.100      4/5/07        825,000
   650,000      Geauga Co OH Hlthcare Facs Rev (Heather Hill Inc)                                  3.650      4/5/07        650,000
   300,000      Hamilton Co OH EDR (Contemporary Arts Ctr)                                         3.700      4/5/07        300,000
 2,500,000      Hamilton Co OH Hlthcare (Life Enriching Cmntys) B                                  3.670      4/5/07      2,500,000
 1,835,000      Hamilton Co OH Hlthcare Facs Rev (Episcopal)                                       3.670      4/5/07      1,835,000
 1,150,000      Hamilton Co OH Hosp (Beechwood Home)                                               3.680      4/5/07      1,150,000
 2,380,000      Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 1997                              3.670      4/5/07      2,380,000
 2,905,000      Hamilton Co OH Hosp (Childrens Hosp Med Ctr) Ser 2000                              3.670      4/5/07      2,905,000

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Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 68.7% (CONTINUED)

$1,080,000      Hamilton Co OH Hosp (Drake Ctr Inc)                                                3.650      4/5/07   $  1,080,000
 2,943,000      Hamilton OH MFH Afford Hsg (Knollwood Village) A                                   3.720      4/5/07      2,943,000
 2,524,000      Hancock Co OH MFH (Crystal Glen Apts) A                                            3.680      4/5/07      2,524,000
 4,000,000      Henry Co OH Fac Impt Rev (Co Hosp)                                                 3.730      4/5/07      4,000,000
 2,000,000      Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys)                                    3.700      4/5/07      2,000,000
 3,030,000      Lima OH Hosp Facs (Lima Mem Hosp)                                                  3.730      4/5/07      3,030,000
   400,000      Lucas Co OH Hlth Facs (Lutheran Homes)                                             3.700      4/5/07        400,000
    25,000      Lucas Co OH Hosp Rev (Sunshine Childrens Home)                                     3.830      4/5/07         25,000
 5,000,000      Mahoning Co OH Hosp Facs Rev (Forum Hlth Oblig)                                    3.680      4/5/07      5,000,000
   685,000      Mahoning Co OH Hsg Rev (Youngstown St Univ)                                        3.660      4/5/07        685,000
   335,000      Mahoning Co OH IDR (OH Heart Inst)                                                 4.100      4/5/07        335,000
   155,000      Marion Co OH Hosp Pooled Lease Rev                                                 3.720      4/5/07        155,000
 1,045,000      Mason OH TIF Rev (Central Parke of Mason)                                          3.730      4/5/07      1,045,000
 2,340,000      Middleburg Hgts OH Hosp Rev (SW Gen Hlth)                                          3.670      4/5/07      2,340,000
   995,000      Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)                                       3.950      4/5/07        995,000
 1,600,000      Montgomery Co OH Rev (St Vincent de Paul)                                          3.690      4/5/07      1,600,000
   700,000      OH St Higher Ed Fac Pooled Fin Rev (1997)                                          3.730      4/5/07        700,000
 2,700,000      OH St Higher Ed Fac Pooled Fin Rev (1998)                                          3.730      4/5/07      2,700,000
 1,275,000      OH St Higher Ed Fac Pooled Fin Rev (1999)                                          3.730      4/5/07      1,275,000
   200,000      OH St Higher Ed Rev (Malone College)                                               3.730      4/5/07        200,000
 3,610,000      OH St Tpk Rev Fltr Ctfs Ser 71                                                     3.690      4/5/07      3,610,000
 3,000,000      OH Univ Gen Rcpts Rev                                                              3.670      4/5/07      3,000,000
   700,000      Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97                           3.780      4/5/07        700,000
   500,000      Ottawa Co OH Hosp Rev (Lutheran Home of Mercy) Ser 99                              3.780      4/5/07        500,000
 3,535,000      Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)                                  3.750      4/5/07      3,535,000
   710,000      Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)                                  3.830      4/5/07        710,000
 3,450,000      Puerto Rico Childrens Tr Fund Putter Ser 149                                       3.690      4/5/07      3,450,000
 2,800,000      Puerto Rico Cmnwlth Hwy & Trans Auth Rev Ser 969                                   3.640      4/5/07      2,800,000
 3,815,000      Sharonville OH IDR (Duke Rlty LP)                                                  3.800      4/5/07      3,815,000
 2,320,000      Summit Co OH Civic Facs Rev (YMCA)                                                 3.730      4/5/07      2,320,000
 1,260,000      Summit Co OH Hlth Facs (Evant Inc)                                                 3.780      4/5/07      1,260,000
   300,000      Toledo OH City Svcs Special Assmnt                                                 3.650      4/5/07        300,000
 3,995,000      Univ of Akron Gen Rcpts Fltr Ctfs Ser 165                                          3.690      4/5/07      3,995,000
 2,110,000      Univ of Akron Gen Rcpts Ser 2004                                                   3.650      4/5/07      2,110,000
 1,600,000      Warren Co OH IDR (Liquid Container)                                                3.670      4/5/07      1,600,000
 4,720,000      Woodlawn OH EDR (Goodwill Inds)                                                    3.680      4/5/07      4,720,000
 1,360,000      Miami Co OH Hosp Facs (Upper Valley Med Ctr)                                       3.710      4/6/07      1,360,000
 5,700,000      Hamilton Co OH IDR (ADP)                                                           3.650     4/15/07      5,700,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $176,887,000
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 27.1%

$  100,000      OH St Bldg Auth Facs (Adult Corr Bldg)                                             5.500      4/1/07   $    100,000
   250,000      OH St Bldg Auth Rev Prerefunded @ 101                                              5.500      4/1/07        252,500
   100,000      OH St Hwy Cap Impt UTGO Ser E                                                      5.500      5/1/07        100,153
   400,000      Ohio Hwy UTGO Ser C                                                                5.000      5/1/07        400,454
 2,000,000      Worthington OH CSD UTGO BANS                                                       4.375      5/3/07      2,001,477
 2,500,000      Canal Winchester OH LTGO BANS                                                      4.550     5/10/07      2,501,567
   900,000      OH St Higher Ed Fac Rev (Xavier Univ) Prerefunded @102                             5.300     5/15/07        919,818
 4,225,000      Middletown OH CSD UTGO BANS                                                        4.300      6/7/07      4,228,025
   500,000      Delaware Co OH LTGO BANS                                                           4.750     6/13/07        501,031
 4,950,000      Anderson Twp OH LTGO BANS                                                          4.750     6/14/07      4,959,813
 3,000,000      Versailles OH Exempt Village SD UTGO BANS                                          4.350     6/26/07      3,004,182
 1,450,000      Solon OH UTGO BANS                                                                 4.500     6/28/07      1,452,216
 1,425,000      AMP OH Elect Rev BANS (Newton Falls)                                               4.250     6/29/07      1,425,743
 1,000,000      Columbiana OH Elect Sys Impt Rev BANS                                              4.300     7/11/07      1,000,674
   995,000      Columbiana OH Wtr Main Impt BANS                                                   4.400      8/8/07        995,855
 1,285,000      AMP OH Elect Rev BANS (Bryan)                                                      3.900     8/17/07      1,285,000
 3,159,000      Jackson Co OH Var Purp LTGO BANS                                                   4.300      9/6/07      3,163,644
   783,555      Parma Heights OH LTGO BANS                                                         3.700     9/20/07        783,555
   820,000      Warrensville Heights OH Var Purp LTGO BANS                                         3.950     9/20/07        820,939
 3,500,000      Cuyahoga Heights OH UTGO BANS                                                      4.500     9/27/07      3,513,392
   796,000      Oakwood OH LTGO BANS                                                               4.050     9/27/07        796,946
 2,500,000      Vermilion OH Var Purp LTGO BANS                                                    4.250    10/11/07      2,507,319
   750,000      Ontario OH Wtr Sys Impt LTGO BANS                                                  4.000    10/17/07        750,990
 2,045,000      Kent OH Var Purp LTGO BANS                                                         4.250    10/18/07      2,052,082
 1,455,000      AMP OH Var Purp RANS                                                               3.650     11/1/07      1,455,000
 1,165,000      AMP OH Elect Rev BANS (Monroeville Village)                                        3.700    11/15/07      1,165,000
 2,070,000      AMP OH Elect Rev BANS (Shelby)                                                     3.700    11/15/07      2,070,000
 1,000,000      Solon OH Var Purp UTGO BANS                                                        4.000    11/21/07      1,002,490
   955,000      AMP OH Elect Rev BANS (Amherst)                                                    3.700    11/29/07        955,000
 1,640,000      AMP OH Elect Rev BANS (Bowling Green)                                              3.700    11/29/07      1,640,000
 3,000,000      Deerfield Twp OH Var Purp LTGO BANS                                                3.610    11/29/07      3,000,000
 1,600,000      Niles OH Wtr Sys Impt LTGO BANS                                                    4.250    11/30/07      1,604,641
   250,000      Franklin Co OH Convention Facs Auth REV                                            5.000     12/1/07        254,606
 1,780,000      AMP OH Elect Rev BANS (Edgerton)                                                   4.000     12/6/07      1,782,352
 1,610,000      Oakwood OH Street Impt LTGO BANS                                                   4.150     12/6/07      1,614,783
 2,180,000      North Baltimore OH LSD BANS                                                        4.350     2/13/07      2,188,886
 1,500,000      Willard OH BANS LTGO                                                               4.250     1/23/08      1,504,716
   885,000      Southwest Regl Wtr Dist OH Rev BANS                                                4.250     3/12/08        889,031
 1,200,000      Mason OH Golf Course Acq LTGO BANS                                                 4.250     3/13/08      1,206,588
 3,800,000      Niles OH LTGO BANS                                                                 4.125     3/13/08      3,811,287
 1,500,000      Hamilton Twp OH UTGO BANS                                                          4.250     3/20/08      1,506,991
 2,560,000      Henry Co OH Var Purp LTGO                                                          4.500     3/21/08      2,577,938
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 69,746,684
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ADJUSTABLE RATE PUT BONDS -- 3.8%

$2,635,000      Cuyahoga Co OH IDR (Halle Office Bldg)                                             3.960      4/1/07   $  2,635,000
   810,000      Clermont Co OH EDR (John Q Hammons/Clermont Hills)                                 3.900      5/1/07        810,000
 3,000,000      ABN AMRO MuniTOPS Ctfs Tr 2006-37, 144A                                            3.600     5/10/07      3,000,000
   770,000      McDonald Tax Exempt Mtge Trust                                                     4.350     5/15/07        770,000
 2,155,000      Richland Co OH IDR (Mansfield Sq Ltd)                                              3.800     5/15/07      2,155,000
   415,000      Gallia Co OH IDR (Jackson Pike Assoc)                                              3.800     6/15/07        415,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL ADJUSTABLE RATE PUT BONDS                                                                        $  9,785,000
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.6%
                (Amortized Cost $256,418,684)                                                                          $256,418,684

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                             1,091,999
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                   $257,510,683
====================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund - March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 60.2%

$  935,000      Arvada CO Wtr Sys Rev                                                              3.700      4/1/07   $    935,000
 1,610,000      Broward Co FL Hlth Facs Rev (John Knox Village)                                    3.850      4/1/07      1,610,000
   500,000      Collier Co FL Ed Facs Auth Rev (Ave Maria)                                         3.800      4/1/07        500,000
   300,000      Forsyth MT PCR (Pacificorp)                                                        3.800      4/1/07        300,000
 1,500,000      Grand Forks ND Hosp Fac Rev (United Hosp Oblig Group Proj)                          .000      4/1/07      1,500,000
   400,000      IL Fin Auth Rev (Resurrection Hlth)                                                3.850      4/1/07        400,000
 1,000,000      Jacksonville FL Hlth Facs Auth Hosp Rev Ser A                                      3.800      4/1/07      1,000,000
 1,000,000      Montgomery Co OH (Miami Valley Hosp)                                               3.770      4/1/07      1,000,000
 1,500,000      OH St Air Quality Rev PCR (Ohio Edison)                                            3.800      4/1/07      1,500,000
   700,000      Power Co ID PCR (FMC Corp Proj)                                                    3.800      4/1/07        700,000
   200,000      Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)                                      3.720      4/1/07        200,000
 1,000,000      Washington St Hsg Fin Comnty Rev (Panorama City)                                   3.840      4/1/07      1,000,000
   400,000      Bloomington IL Normal Arpt Auth                                                    3.950      4/4/07        400,000
   400,000      Palm Beach Co FL Rev (Norton Gallery)                                              3.690      4/4/07        400,000
 1,100,000      Scio Twp MI EDR (ADP Inc)                                                          4.140      4/4/07      1,100,000
   590,000      Ulster Co NY IDA IDR (Viking Industries Inc) Ser A                                 3.800      4/4/07        590,000
 1,000,000      ABN AMRO MuniTOPS Ctfs Tr 2006-52 (Tacoma WA)                                      3.700      4/5/07      1,000,000
 1,000,000      ABN AMRO MuniTOPS Ctfs Tr 2006-56 (Frisco TX) Weekly                               3.700      4/5/07      1,000,000
   250,000      Akron Bath Copley OH Hosp (Visiting Nurse Svcs)                                    3.780      4/5/07        250,000
   500,000      Ames TX Higher Ed Facs Corp Rev (St Gabriels)                                      3.720      4/5/07        500,000
   115,000      Boulder CO Dev Rev (Humane Society)                                                3.750      4/5/07        115,000
   240,000      CA Infra EDB IDR (Metrotile Mfg) Ser A                                             3.870      4/5/07        240,000
   100,000      CA Statewide Cmntys IDR (American Modular Sys)                                     3.710      4/5/07        100,000
   100,000      Catawba Co NC Ind Fac (Lucky 7 Dev Grp)                                            3.810      4/5/07        100,000
 1,000,000      Cl B Rev Ctfs Ser 2006-1                                                           3.900      4/5/07      1,000,000
   490,000      CO HFA EDR (Casarosa & Denver Gasket Inc)                                          3.900      4/5/07        490,000
   500,000      Duchesne SD UT Bldg Auth Rev                                                       3.700      4/5/07        500,000
   745,000      Eden Prairie MN MFH Rev (Lake Place Apts)                                          3.750      4/5/07        745,000
   155,000      Eupora MS IDR (Plymouth Tube Co)                                                   3.950      4/5/07        155,000
   260,000      Fargo ND CDR Rev (Kelly Inns Fargo)                                                3.830      4/5/07        260,000
   500,000      Hailey ID IDC Rev (Rocky Mountain Hardware)                                        3.850      4/5/07        500,000
   300,000      Hanford CA Swr Rev Ser A                                                           3.690      4/5/07        300,000
   390,000      IA Fin Auth Rev (Regis Schs)                                                       3.720      4/5/07        390,000
   100,000      IA Higher Ed Auth Rev (American Institute)                                         3.750      4/5/07        100,000
   500,000      IN St Ed Facs Auth (Univ Evansville)                                               3.730      4/5/07        500,000
   867,000      Indianapolis IN EDR (Pedcor Invts Waterfront-B)                                    3.980      4/5/07        867,000
   740,000      Indianapolis IN MFH Rev (Nora Commons)                                             3.860      4/5/07        740,000
   225,000      Johnston Co NC IDA PCR (Inolex Chem Co)                                            3.850      4/5/07        225,000
 1,000,000      LA HFA Rev (Walmsley Hsg)                                                          3.700      4/5/07      1,000,000
   280,000      Lake Co IL Cmnty SD #73 Putter Ser 329                                             3.710      4/5/07        280,000
   390,000      Lancaster NE IDR (Garner Inds) Ser B                                               3.750      4/5/07        390,000
   100,000      Lemoore CA COP (Muni Golf Course)                                                  3.750      4/5/07        100,000
 2,110,000      Lexington-Fayette Urban Co KY Rev IBR (Eastland Pkwy)                              3.750      4/5/07      2,110,000
   245,000      MA St Ind Fin Agy Rev (Lower Mills Assoc LP)                                       3.760      4/5/07        245,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLOATING & VARIABLE RATE DEMAND NOTES -- 60.2% (CONTINUED)

$  240,000      Maricopa Co AZ IDA Hsg Rev (San Angelin Apts)                                      3.980      4/5/07   $    240,000
    95,000      Montgomery Co OH EDR (Benjamin & Marian)                                           3.730      4/5/07         95,000
   685,000      Oakland CA Liq Fac Rev (Assoc Bay Area Govt)                                       3.750      4/5/07        685,000
   835,000      Ottawa Co OH Hosp Fac Rev (Luther Home of Mercy)                                   3.780      4/5/07        835,000
   590,000      Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 97                           3.780      4/5/07        590,000
 1,455,000      Rev Bd Ctfs Ser 04-13 (Centennial East Apts)                                       3.900      4/5/07      1,455,000
 1,000,000      Rev Bd Ctfs Ser 06-4 (Wildwood Branch)                                             3.900      4/5/07      1,000,000
   640,000      St Charles Co MO IDA Rev (National Cart) Ser A                                     3.810      4/5/07        640,000
   600,000      Storm Lake IA High Ed Facs Rev (Buena Vista)                                       3.800      4/5/07        600,000
   905,000      Weber Co UT Indl Rev (Enable Inds Inc)                                             3.750      4/5/07        905,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                            $ 34,382,000
------------------------------------------------------------------------------------------------------------------------------------

                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 33.8%

$  100,000      Daviess Co KY UTGO (Solid Waste Sys)                                               4.050      4/1/07   $    100,000
   100,000      IL St UTGO                                                                         4.000      4/1/07        100,000
   200,000      Madison Co MS SD UTGO                                                              4.000     4/15/07        200,030
   500,000      Anchor Bay MI SD UTGO                                                              6.000      5/1/07        500,924
   150,000      Avondale MI SD UTGO Prerefunded @ 100                                              5.750      5/1/07        150,256
   250,000      Industry CA Urban Dev Agy                                                          5.375      5/1/07        251,889
   150,000      Lancaster PA UTGO                                                                  5.000      5/1/07        150,165
   500,000      Madison Co TN Ref Cap Outlay Nts                                                   4.000      5/1/07        500,161
   500,000      MS Hosp Equip & Facs Auth Rev Baptist Med Ctr Prerefunded @                        6.000      5/1/07        500,907
   270,000      OH St Hwy Cap Impt UTGO Ser E                                                      5.500      5/1/07        270,418
   300,000      PA St Higher Ed (Drexel Univ)                                                      5.750      5/1/07        306,480
   750,000      Met Govt Nashville & Davidson Co TN UTGO                                           5.250     5/15/07        751,448
   150,000      WV ST Pkwys Economic Dev & Tourism Auth                                            5.000     5/15/07        150,243
   100,000      CDP King Co III Wash Lease Rev                                                     5.125      6/1/07        101,237
   100,000      CDP King Co III Wash Lease Rev Prerefunded @ 101                                   5.250      6/1/07        101,246
   100,000      Dist of Colmbia UTGO Ser A3                                                        5.600      6/1/07        100,333
   100,000      Dist of Colmbia UTGO Ser B2                                                        5.500      6/1/07        100,316
   300,000      Dist of Columbia UTGO Prerefunded @ 102                                            6.000      6/1/07        307,094
   450,000      Dist of Columbia UTGO Ser B1                                                       5.500      6/1/07        451,346
   200,000      Dist of Columbia UTGO Ser A                                                        6.500      6/1/07        200,905
   130,000      Franklin Co NC COP                                                                 4.100      6/1/07        130,094
   300,000      Clark Co NV SD LTGO Ser C                                                          5.000     6/15/07        300,754
   100,000      IL St Sales Tax Rev                                                                5.375     6/15/07        100,351
   175,000      IL St Sales Tax Rev                                                                5.500     6/15/07        175,648
   700,000      Mentor on the Lake OH LTGO BANS                                                    4.250     6/26/07        700,644
   878,000      Versailles OH Exempt Village SD BANS                                               4.350     6/26/07        879,224
   100,000      Delaware Trans Auth Rev                                                            5.500      7/1/07        100,464
   150,000      GA St Tollway Auth Rev (GA 400 Proj)                                               5.000      7/1/07        150,500
   150,000      KY St Tpk Auth EDR                                                                 5.500      7/1/07        150,685

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 33.8% (CONTINUED)

$  250,000      MA St Health & Edl Facs (Southcoast Hlth Sys)                                      5.500      7/1/07   $    251,129
   160,000      Virginia College Bldg Auth (Marymount Univ)                                        4.300      7/1/07        160,220
   150,000      WA St Pub Pwr Supply (Nuclear Proj No 2) ETM                                       6.000      7/1/07        150,889
   150,000      PCS Bldg Corp Ind First Mtg                                                        4.000      7/5/07        150,126
   420,000      Columbiana OH Elect Sys Impt Rev BANS                                              4.300     7/11/07        420,283
   200,000      Gateway PA SD UTGO Prerefunded @ 100                                               5.250     7/15/07        200,901
 1,000,000      AMP OH Elect Sys Rev BANS (Woodville Village)                                      4.350     7/19/07      1,000,726
   510,000      Kirtland OH UTGO BANS                                                              4.150     7/25/07        510,313
   100,000      MN St UTGO                                                                         4.875      8/1/07        100,395
   200,000      NV St UTGO Subser 1                                                                4.750      8/1/07        200,729
   350,000      Philadelphia PA Wtr & Wastewtr Rev Ser A Prerefunded @ 102                         5.250      8/1/07        358,698
   320,000      South Bend IN Ripley Sch Bldg Corp First Mtg                                       5.500      8/1/07        325,102
   250,000      TX St Pub Fin Auth Bldg Rev                                                        6.000      8/1/07        251,956
   425,000      AMP OH Elect Sys Rev BANS (Carey Village)                                          4.400      8/2/07        425,348
   500,000      Albany MN ISD No 745 UTGO                                                          4.500      9/3/07        501,213
   250,000      Dist of Columbia Rev (George Wash Univ)                                            5.500     9/15/07        252,008
   745,000      AMP OH Elect Sys Rev BANS (Hubbard)                                                3.850     9/27/07        745,000
   200,000      Dist of Columbia Rev (Howard Univ)                                                 5.500     10/1/07        201,834
   300,000      NJ Casino Reinvestment Dev Auth ETM                                                6.000     10/1/07        303,440
   300,000      MI St Bldg Auth Rev Facs Ser II                                                    5.500    10/15/07        305,811
   530,000      IN Health Fac (Charity Oblig Group) Prerefunded @ 100                              5.000     11/1/07        533,979
   200,000      OH St Pub Facs Com Higher Ed Prerefunded @ 100                                     4.750     11/1/07        201,217
   290,000      Pinellas Co FL Health Facs (Baycare Hlth)                                          5.000    11/15/07        292,382
   175,000      IL St UTGO Ser 1                                                                   5.500     12/1/07        177,056
   500,000      Jones Co MS Hosp (South Cent Regl Med Ctr) Prerefunded @ 100                       5.500     12/1/07        505,740
   250,000      Snohomish Co WA SD No 002 UTGO                                                     4.350     12/1/07        251,240
 1,005,000      AMP OH Inc (Seville Village)                                                       4.250     1/17/08      1,008,096
   500,000      Willard OH Go Purp Impt BANS                                                       4.250     1/23/08        501,572
 1,000,000      Oak Creek-Franklin WS Joint SD UTGO                                                4.250      2/1/08      1,001,275
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                    $ 19,272,440
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

PRINCIPAL                                                                                         COUPON     MATURITY      MARKET
 AMOUNT                                                                                            RATE        DATE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ADJUSTABLE RATE PUT BONDS -- 5.9%

$   85,000      Cuyahoga Co OH IDR (Halle Office Bldg)                                             3.960      4/1/07   $     85,000
 1,000,000      ABN AMRO MuniTOPS Ctfs TR 2006-86 144a                                             3.700      4/5/07      1,000,000
   325,000      McDonald Tax Exempt Mtge Trust                                                     4.350     5/15/07        325,000
   155,000      Newport KY IBR (Sumerel Tire)                                                      4.100      6/1/07        155,000
 1,000,000      Westmoreland Co PA IDA (White Cons Inds)                                           4.015      6/1/07      1,000,000
   100,000      Houston TX ISD LTGO                                                                3.630     6/15/07         99,998
   170,000      Summit Co OH IDR (SD Myers Inc)                                                    4.350     8/15/07        170,000
   345,000      Dayton KY IBR (Patriot Signage Inc)                                                4.500      9/1/07        345,000
   215,000      Summit Co OH IDR (Struktol Co America)                                             4.400      9/1/07        215,000
------------------------------------------------------------------------------------------------------------------------------------
                TOTAL ADJUSTABLE RATE PUT BONDS                                                                        $  3,394,998
------------------------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 99.9%
                (Amortized Cost $57,049,438)                                                                           $ 57,049,438

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                          $     54,084
------------------------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                                   $ 57,103,522
====================================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
March 31, 2007 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at March 31, 2007.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SD - School District
TIF - Tax Increment Financing
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation

SECURITY VALUATION - Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION

As of March 31, 2007, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 82.7% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of March 31, 2007, 20.0% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 5.0% in the State of Kentucky, and 5.2% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of March 31, 2007, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of March 31, 2007, 94.9% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 88.3% of its portfolio securities.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

The concentration of investments for each Fund as of March 31, 2007, classified by revenue source, was as follows:

                                                 FLORIDA                  OHIO
                                                 TAX-FREE     OHIO      TAX-FREE     TAX-FREE
                                                  MONEY      INSURED      MONEY       MONEY
                                                  MARKET     TAX-FREE     MARKET      MARKET
                                                   FUND        FUND        FUND        FUND
---------------------------------------------------------------------------------------------
General Obligations                                19.7%       40.5%        5.7%        17.3%
Revenue Bonds:
    Industrial Development/Pollution Control        6.8%         --         8.0%         6.9%
    Hospital/Health Care                           12.7%       12.6%       31.9%        15.8%
    Utilities/Water & Sewer                         3.7%        8.2%        7.8%        10.7%
    Education                                      16.9%       12.2%       22.0%        12.3%
    Housing/Mortgage                               16.8%        0.1%        5.9%         6.8%
    Economic Development                            8.2%         --         7.3%        10.9%
    Public Facilities                               4.3%         --         2.5%         0.6%
    Transportation                                   --         6.9%        2.6%          --
    Special Tax                                     4.1%         --         2.9%         4.6%
    Prerefunded/Escrowed toMaturity                  --        18.8%         --           --
    Miscellaneous                                   6.8%        0.7%        3.4%        14.1%
---------------------------------------------------------------------------------------------
Total Investments                                 100.0%      100.0%      100.0%       100.0%
=============================================================================================

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $60,980,468, resulting in gross unrealized appreciation and depreciation of $2,565,601 and $28,184, respectively, and net unrealized appreciation of $2,537,417.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Tax-Free Trust


By:       /s/ Jill T. McGruder
          -----------------------------
Name:     Jill T. McGruder
Title:    President
Date:     May 18, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /s/ Terrie A. Wiedenheft
          -----------------------------
Name:     Terrie A. Wiedenheft
Title:    Treasurer & Controller
Date:     May 18, 2007